Equity Method Investments	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
6. Equity Method Investments

Interests in investments are accounted for using the equity method and are recognized initially at cost and subsequently include the Company’s share of the profit or loss and other comprehensive income of the equity-accounted investees. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.

Share of results from equity method investments, excluding amortized costs, recognized in the share of results of equity method investments for the six months ended June 30, 2026, was a profit of $9.7 million (six months ended June 30, 2025: a profit of $3.9 million).

As of December 31, 2025, and June 30, 2026, we had the following participation interests in investments that are accounted for using the equity method:

	December 31, 2025	June 30, 2026
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")	50%	50%
Unigas International B.V. ("Unigas")	33.3%	33.3%
Dan Unity CO2 A/S ("Dan Unity")	50%	50%
Luna Pool Agency Limited ("Luna Pool Agency")	50%	50%
Azane Fuel Solutions AS ("Azane")	9.5%	16.1%
Bluestreak CO2 Limited ("Bluestreak")	50%	50%

The table below shows the movement in the Company’s equity method investments, for the year ended December 31, 2025, and the six months ended June 30, 2026:

	Year ended December 31, 2025	Six months ended June 30, 2026
	(in thousands)
Equity method investments at January 1, 2025 and 2026	$253,729	$247,935
Equity contributions to joint venture entity	4,000	—
Equity method investments – additions	—	1,576
Share of results	8,036	9,721
Distributions received from equity method investments	(17,830)	(11,495)
Equity method investments at December 31, 2025 and June 30, 2026	$247,935	$247,737
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)

In January 2018, the Company entered into definitive agreements creating the Export Terminal Joint Venture. As of June 30, 2026, the Company has contributed $274.5 million to the Export Terminal Joint Venture for our share of the capital cost for the construction of the Ethylene Export Terminal and for an expansion of the Ethylene Export Terminal, which expansion completed in December 2024.

Capitalized interest and associated costs are being amortized over the estimated useful life of the Ethylene Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019. As of June 30, 2026, the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $4.9 million (December 31, 2025: $4.9 million). The costs amortized in both the six months ended June 30, 2026, and 2025, were $0.1 million and this is presented in the share of results of equity method investments within our consolidated statements of operations.
Azane Fuel Solutions AS ("Azane")

Azane, a joint venture between ECONNECT Energy AS and Amon Maritime AS, both of Norway, was founded in Norway in 2020 as a company that develops proprietary technology and services for ammonia fuel handling to facilitate the transition to green fuels for shipping. Under the Investment Agreement, the Company acquired a 9.5% interest in Azane on October 25, 2023 and increased its interest to 16.1% on June 3, 2026. The investment is accounted for under the equity method of accounting and was initially recognized at cost.

Azane enables ammonia as marine fuel. Green ammonia serves as a hydrogen carrier, offering the benefits of reduced transportation and storage costs. In close collaboration with partners, Azane contributes to decarbonizing the shipping industry by developing, delivering and owning tailored ammonia bunkering solutions and technology for ammonia fuel handling. Azane has developed ground-breaking patented technology for safe, reliable, and cost-efficient ammonia bunkering, also suitable for ammonia fuel handling systems. Azane has the most mature ammonia bunkering infrastructure projects in Norway, and is the only project with safety approval from the regulatory authorities.

Unigas International B.V. ("Unigas B.V.")
Unigas B.V., based in the Netherlands, is an independent commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. Unigas B.V. is the operator of the Unigas Pool. As of June 30, 2026, the Company owned a 33.3% equity interest in Unigas B.V. and accounts for it using the equity method. It was recognized initially at fair value and our consolidated financial statements will include our share of Unigas B.V.’s profit or loss and other comprehensive income.

Dan Unity CO2 A/S ("Dan Unity")

In June 2021, one of the Company’s subsidiaries entered into a shareholder agreement creating the joint venture Dan Unity, a Danish entity, to undertake commercial and technical projects relating to seaborne transportation of CO2.

We account for our investment using the equity method and we exercise joint control over the operating and financial policies of Dan Unity. As of June 30, 2026, we have recognized the Company’s initial investment at cost along with the Company’s share of the profit or loss and other comprehensive income of equity accounted investees.

Luna Pool Agency Limited ("Luna Pool Agency")
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas to form and manage the Luna Pool. As part of the formation, Luna Pool Agency Limited (the “Luna Pool Agency”) was incorporated in May 2020. The pool participants jointly own the Luna Pool Agency on an equal basis, and have equal board representation. As of June 30, 2026, we have recognized the Company’s initial investment of one British pound in the Luna Pool Agency within equity method investments on our consolidated balance sheet. The Luna Pool Agency has no activities other than as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results as it has no income and its minimal operating expenses are reimbursed by the Pool Participants.

Bluestreak CO2 Limited ("Bluestreak")
Bluestreak is a 50%/50% joint venture between the Company and Bumi Armada, one of the world’s largest floating infrastructure operators. The joint venture aims to provide an end-to-end solution for carbon emitters to capture, transport, sequester and store their carbon dioxide emissions in line with the United Kingdom’s Industrial Decarbonisation Strategy. It is anticipated that the Bluestreak joint venture will design and implement a value chain of shuttle tankers delivering to a floating carbon storage unit or a floating carbon storage and injection unit. The complete value chain is expected to safely and reliably transport and provide buffer storage of liquid carbon dioxide. The Bluestreak joint venture is subject to the execution of definitive documentation, approvals by the respective boards of directors of the Company and Bumi Armada, applicable regulatory approvals and other customary closing conditions.